Benefit Plans (Tables)	12 Months Ended
Dec. 29, 2012
Components of Changes in Benefit Obligations and Fair Value of Plan Assets

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during fiscal 2012 and 2011 as well as the funded status and amounts recognized in the balance sheets as of December 29, 2012 and December 31, 2011, for all defined benefit plans combined and retiree welfare plans. The information presented for the 2012 plan year and 2011 plan year is based on a measurement date of December 29, 2012 and December 31, 2011, respectively. Furthermore, the Jostens plans represent 86% of the aggregate benefit obligation and 91% of the aggregate plan assets as of the end of fiscal 2012, with benefits for Lehigh representing 14% of the liability and 9% of the assets for the same period.

	Pension benefits		Postretirement benefits
In thousands	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation, beginning of period	$342,266	$318,509	$1,498	$1,756
Service cost	4,581	4,932	4	6
Interest cost	17,969	17,830	62	101
Actuarial gain (loss)	58,703	17,748	270	(20)
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487
Other adjustments: curtailment	(4,205)	(47)	—	—

Benefit obligation, end of period	$401,141	$342,266	$1,380	$1,498

Change in plan assets
Fair value of plan assets, beginning of period	$248,950	$269,809	$—	$—
Actual return on plan assets	36,862	(6,609)	—	—
Company contributions	2,542	2,456	454	345
Benefit payments and administrative expenses	(18,173)	(16,706)	(868)	(832)
Plan participants’ contributions	—	—	414	487

Fair value of plan assets, end of period	$270,181	$248,950	$—	$—

Funded status—End of Period
Funded status, over-funded plans	$—	$4,906	$—	$—
Funded status, under-funded plans	(130,960)	(98,222)	(1,380)	(1,498)

Net funded status	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts recognized in the balance sheets
Non-current assets	$—	$4,906	$—	$—
Current liabilities	(2,547)	(2,337)	(170)	(211)
Non-current liabilities	(128,413)	(95,885)	(1,210)	(1,287)

Net pension amounts recognized on Consolidated balance sheets	$(130,960)	$(93,316)	$(1,380)	$(1,498)

Amounts in Accumulated Other Comprehensive Loss (Income)
Net loss	$143,241	$107,681	$643	$398
Prior service credits	—	(2,183)	(1,366)	(1,643)

Other comprehensive loss (income)—total	$143,241	$105,498	$(723)	$(1,245)

Amortization expense expected to be recognized during next fiscal year
Net loss	$4,428	$6,113	$51	$26
Prior service credits	—	(844)	(277)	(277)

Total amortizations	$4,428	$5,269	$(226)	$(251)

Non-qualified Retirement Benefits, Obligations in Excess of Plan Assets

Non-qualified retirement benefits, included in the tables above, with obligations in excess of plan assets were as follows:

In thousands	2012	2011
Projected benefit obligation	$34,014	$30,843
Accumulated benefit obligation	$34,014	$29,903
Fair value of plan assets	$—	$—

Net Periodic Benefit Expense (Income) of Pension and Other Postretirement Benefit Plans

Net periodic benefit expense (income) of the pension and other postretirement benefit plans included the following components:

	Pension benefits
In thousands	2012	2011
Service cost	$4,581	$4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34

Net periodic benefit expense (income)	$2,444	$(396)

	Postretirement benefits
In thousands	2012	2011
Service cost	$4	$6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29

Net periodic benefit income	$(186)	$(141)

Weighted-Average Assumptions Used to Determine End-of-Year Benefit Obligations

Weighted-average assumptions used to determine end-of-year benefit obligations are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	4.19%	5.39%	3.21%	4.47%
Lehigh	4.19%	5.39%	N/A	N/A
Rate of compensation increase:
Jostens	3.40%	3.45%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the year are as follows:

	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Discount rate:
Jostens	5.39%	5.75%	4.47%	5.75%
Lehigh	5.39%	5.75%	N/A	N/A
Expected long-term rate of return on plan assets:
Jostens	9.00%	9.00%	N/A	N/A
Lehigh	9.00%	9.00%	N/A	N/A
Rate of compensation increase:
Jostens	3.45%	5.50%	N/A	N/A
Lehigh	N/A	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates are as follows:

	Postretirement benefits
	2012	2011
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have some effect on the amounts reported for health care plans. For 2012, a one percentage point change in the assumed health care cost trend rates would have had the following effects:

In thousands	Impact of 1% Increase	Impact of 1% Decrease
Effect on total of service and interest cost components	$4	$(3)
Effect on postretirement benefit obligation	$83	$(74)

Weighted-Average Asset Allocations for Pension Plans

The weighted-average asset allocations for the pension plans as of the measurement dates of December 29, 2012 and December 31, 2011, by asset category, are as follows:

Asset Category	2012	2011
Equity securities	68.2%	69.6%
Debt securities	20.3%	20.4%
Other	11.5%	10.0%

Total	100%	100%

Fair Values of Defined Benefit Assets

The fair values of the defined benefit assets at December 29, 2012, by asset class are as follows:

In thousands	Fair Value December 29, 2012	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$95,970	$95,970	$—	$—
Small/ Mid Cap (2)	26,197	26,197	—	—
Intl/ World Equity (3)	62,098	62,098	—	—
Debt Securities
High Yield Bond Fund (4)	41,484	41,484	—	—
Emerging Markets Debt (5)	13,350	13,350	—	—
Cash	2	2	—	—
Alternatives
Structured Credit (6)	31,080	—	—	31,080

Total	$270,181	$239,101	$—	$31,080

The fair values of the defined benefit assets at December 31, 2011, by asset class are as follows:

In thousands	Fair Value December 31, 2011	Fair Value Measurements Using
		Quoted Prices in Active Market for Identical Assets Level 1 (7)	Significant Other Observable Input Level 2 (7)	Significant Unobservable Inputs Level 3 (7)
Equity Securities
Large Cap Disciplined (1)	$90,237	$90,237	$—	$—
Small/ Mid Cap (2)	24,850	24,850	—	—
Intl/ World Equity (3)	58,280	58,280	—	—
Debt Securities
High Yield Bond Fund (4)	38,212	38,212	—	—
Emerging Markets Debt (5)	12,517	12,517	—	—
Alternatives
Structured Credit (6)	24,854	—	—	24,854

Total	$248,950	$224,096	$—	$24,854

(1)	The fund invests in equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large-cap equity securities. The value is based on quoted prices in active markets.
(2)	The fund invests in equity securities of small-to-mid cap companies. The value is based on quoted prices in active markets.
(3)	The fund invests primarily in common stock and other equity securities located outside the United States. The value is based on quoted prices in active markets.
(4)	The fund invests at least 80% of its net assets in high-yield fixed-income securities. The fund will invest primarily in fixed-income securities below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero-coupon obligation. The value is based on quoted prices in active markets.
(5)	The fund invests at least 80% of its net assets in fixed-income securities and emerging market issuers. The fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging-market countries, as well as entities organized to restructure the outstanding debt of such issuers. The value is based on quoted prices in active markets.
(6)	The fund is an alternative investment and invests primarily in collateralized debt obligations (“CDOs”) and other structured credit vehicles.
(7)	Refer to Note 7, Fair Value Measurements, for definitions of the three levels of fair value measurements.

Rollforward of Structured Credit Fund

The following number represents a rollforward of the structured credit fund:

In thousands	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Structured Credit Fund
Beginning balance as of January 1, 2011	$—
Actual return on plan assets	154
Purchase, sales and settlements	24,700
Transfers in/out of Level 3	—

Ending balance as of December 31, 2011	$24,854

Actual return on plan assets	6,226
Purchase, sales and settlements	—
Transfers in/out of Level 3	—

Ending balance as of December 29, 2012	$31,080

Estimated Benefit Payments Under Pension and Postretirement Benefit Plans

Estimated benefit payments under the pension and postretirement benefit plans are as follows:

In thousands	Pension benefits	Postretirement benefits
2013	$18,912	$173
2014	19,611	180
2015	20,261	168
2016	21,221	169
2017	21,480	152
2018 through 2022	117,012	464

Total estimated payments	$218,497	$1,306